Common Stock Options	12 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Options
COMMON STOCK OPTIONS

The Company’s stockholders approved the RGC Resources, Inc. Key Employee Stock Option Plan (“KESOP”). The KESOP provides for the issuance of common stock options to officers and certain other full-time salaried employees to acquire shares of the Company’s common stock. As of September 30, 2012, the number of shares available for future grants under the Plan was 4,000 shares. On February 4, 2013, the Company's shareholders approved an additional 100,000 shares for future grants. As of September 30, 2013, the number of shares available for future grants was 83,000.

FASB ASC No. 718 - Compensation-Stock Compensation requires that compensation expense be recognized for the issuance of equity instruments to employees. During 2013, the Board approved a stock option grant. As required by the KEYSOP, each option's exercise price per share equaled the fair value of the Company's common stock on the grant date. Pursuant to the Plan, the options vest over a six-month period and are exercisable over a ten-year period from the date of issuance.
As the Company stock options are not traded on the open market, the fair value of each grant is estimated on the date of grant using the Black-Scholes option pricing model including the following assumptions:

	Years Ended September 30,
	2013	2012	2011
Expected volatility	34.75%	N/A	N/A
Expected dividends	4.32%	N/A	N/A
Expected exercise term (years)	7.00	N/A	N/A
Risk-free interest rate	1.23%	N/A	N/A

The underlying methods regarding each assumption are as follows:
Expected volatility is based on the historical volatilities of the daily closing price of the Company's common stock.
Expected dividend rate is based on historical dividend payout trends.
Expected exercise term is based on the average time historical option grants were outstanding before being exercised.
Risk-free interest rate is based on the 7-year Treasury rate on the date of option grant.
No forfeitures are assumed to occur.

Stock option transactions under the Company's plans for the years ended September 30, 2013, 2012 and 2011 are summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Terms (years)	Aggregate Intrinsic Value
Options outstanding, September 30, 2010	28,000	$9.42	1.4	$158,965
Options granted	—	—
Options exercised	(17,000)	9.66
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2011	11,000	9.05	1.2	105,600
Options granted	—	—
Options exercised	(11,000)	9.05
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2012	—	—	—	—
Options granted	21,000	19.01
Options exercised	—	—
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2013	21,000	$19.01	9.5	$5,229

Vested and exercisable at September 30, 2013	21,000	$19.01	9.5	$5,229

The weighted-average grant-date fair value of options granted during the year ended September 30, 2013 was $4.04. The intrinsic value of the options exercised during fiscal 2012 and 2011 were $91,721 and $107,335. The Company recognized $84,840 in stock option expense in during fiscal 2013.
The Company received $99,550 and $164,285 from the exercise of options in 2012 and 2011, respectively.